Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Employee and Non-Employee Stock Option Activity
The following table summarizes employee and
non-employee
stock option activity for the year ended December 31, 2023:

	Shares Issuable Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2022	405,082	$113.75	6.72	$2
Granted	8,776,245	9.67
Exercised	(46,246)	8.22
Forfeited	(637,686)	43.00

Outstanding as of December 31, 2023	8,497,395	$12.13	8.40	$98,928

Options vested and expected to vest as of December 31, 2023	8,497,395	$12.13	8.40	$98,928

Options exercisable as of December 31, 2023	1,065,700	$24.72	5.62	$13,328

Employee Restricted Stock Activity
The following table summarizes employee restricted stock activity for the year ended December 31, 2023:

	Shares	Weighted Average Grant Date Fair Value
Unvested restricted stock units as of December 31, 2022	5,660	$203.25
Granted	153,865	18.17
Vested	—	—
Forfeited	(5,660)	203.25

Unvested restricted stock units as of December 31, 2023	153,865	$18.17

Stock-Based Compensation Expense
Total stock-based compensation expense recognized from the Company’s equity incentive plans, 2018 Plan, and the 2016 ESPP for the years ended December 31, 2023, 2022, and 2021 was as follows (in thousands):

	Year Ended December 31,
	2023		2022		2021
	Employees	Non- Employees	Employees	Non- Employees	Employees	Non- Employees
Research and development	$2,910	$11,328	$2,591	$—	$2,723	$—
General and administrative	11,327	109	4,520	—	5,315	—

Total stock-based compensation expense	$14,237	$11,437	$7,111	$—	$8,038	$—

Weighted-Average Assumptions Used in Calculating Fair Value of Awards	The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards:

	Year Ended December 31,
	2023	2022	2021
Stock Options Granted
Expected term (in years)	5.88	6.00	5.99
Expected volatility	107%	84%	83%
Risk-free interest	4.37%	2.93%	0.88%
Dividend yield	0%	0%	0%
2016 ESPP
Expected term (in years)	0.49	0.49	0.50
Expected volatility	181%	84%	86%
Risk-free interest	4.99%	1.95%	0.08%
Dividend yield	0%	0%	0%